Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,800,260.71
Previously Paid Amount	0.00
Total Fee Amount	3,286.82
Total Offset Amount	0.00
Net Fee	$ 3,286.82
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A